Income Taxes (Schedule Of Deferred Tax) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Property, plant and equipment	$ (0.3)	$ (4.4)
Total deferred tax liabilities	(0.3)	(4.4)
Net operating losses	327.5	420.5
Deferred interest	236.4	215.4
Intangibles/capitalized items	8.2	13.4
Tax credits	84.8	84.1
Reserves/provisions	41.1	56.8
Property, plant and equipment	6.8	3.8
Share-based compensation expense	30.8	34.7
Other	16.4	4.8
Total deferred tax assets	752.0	833.5
Valuation allowance	(606.6)	(633.0)
Net deferred tax asset	$ 145.1	$ 196.1